Repurchase of Shares	12 Months Ended
Sep. 30, 2025
Equity [Abstract]
Repurchase of Shares

Note 12 — Repurchase of Shares

From time to time, the Company’s Board of Directors can adopt share repurchase plans authorizing the repurchase of the Company’s outstanding ordinary shares. On August 2, 2023, the Company’s Board of Directors adopted a share repurchase plan for the repurchase of up to an additional $1.1 billion of the Company’s outstanding ordinary shares with no expiration date. The August 2023 plan permitted the Company to purchase our ordinary shares in the open market or through privately negotiated transactions at times and prices that the Company considers appropriate. On May 7, 2025, the Company’s Board of Directors adopted a share repurchase plan for the repurchase of up to an additional $1.0 billion of the Company’s outstanding ordinary shares with no expiration date. The May 2025 plan permits the Company to purchase our ordinary shares in the open market or through privately negotiated transactions at times and prices that the Company considers appropriate. In the year ended September 30, 2025, the Company completed the repurchase of the remaining authorized amount of ordinary shares under the August 2023 plan and initiated repurchases of the Company’s outstanding ordinary shares pursuant to the May 2025 plan. In the year ended September 30, 2025, the Company repurchased 6,309 ordinary shares at an average price of $87.38 per share (excluding broker and transaction fees). As of September 30, 2025, the Company had remaining authority to repurchase up to an aggregate of $986.4 million of its outstanding ordinary shares under the May 2025 plan.